WESTERN-SOUTHERN LIFE(R)

                                    Writer's Direct Dial:  513-629-1853
                                             Fax:  513-629-1044
                                E-mail:  elisabeth.dahl@westernsouthernlife.com


May 2, 2007

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      SEC File Nos. 811-09337 and 333-73390

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Columbus Life Insurance Company Separate Account 1 (the "Registrant") hereby certifies
(a) that the form of Prospectus used with respect to the Legacy Survivorship Variable Universal Life Contracts does not differ from that contained in Post-Effective Amendment No. 9 ("Amendment No. 9") to its Registration Statement and (b) that Amendment No. 9 was filed electronically.

Very truly yours,

/s/ Elisabeth Dahl

Elisabeth A. Dahl
Counsel, Securities